Long-Term Investments and Notes Receivable (Parenthetical) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Red Lily I Project,wind energy facility, capacity (in megawatt)	26.4
Long-term investments and notes receivable	38,183,000	40,302,000
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subordinated loan to be advanced in 2016	17,000
Red Lily Senior loan, interest at 6.31%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	6.31%	6.31%
Long-term investments and notes receivable	11,588,000	13,000,000
Investment, maturity year	2016
Prepayment received	1,412,000
Red Lily Senior loan, interest at 6.31% | Third Party Lender
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	31,000,000
Red Lily Subordinated loan, interest at 12.5%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	12.50%	12.50%
Long-term investments and notes receivable	6,565,000	6,565,000
Investment, maturity year	2036
Investment,repayment start year	2016
32.4% of Class B non-voting shares of Kirkland Lake Power Corp.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	32.40%	32.40%
Long-term investments and notes receivable	4,926,000	4,926,000
25% of Class B non-voting shares of Cochrane Power Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	25.00%	25.00%
Long-term investments and notes receivable	4,669,000	5,382,000
45% interest in the Algonquin Power (Rattle Brook) Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	45.00%	45.00%
Long-term investments and notes receivable	3,884,000	3,784,000
Chapais Energie
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	10.789%	10.789%
Societe en Commandite interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	4.91%	4.91%
Silverleaf resorts loan, interest at 15.48% maturing July 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	15.48%	15.48%
Loan maturity date	2020-07	2020-07
Long-term investments and notes receivable	2,010,000	2,056,000
50% interest in the Valley Power Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment interest rate	50.00%	50.00%
Long-term investments and notes receivable	1,767,000	1,676,000
Red Lily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, exercisable period	90 days
Red Lily | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage	75.00%
Option to subscribe equity interest in partnership, outstanding loan	19,500